Segment Reporting - Schedule of Reconciliation of Reportable Segment Revenue, Expenses and Profit (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Interest income	$ 31,342	$ 23,312	$ 19,952
Interest expense	2,869	2,613	3,280
Net interest income	28,473	20,699	16,672
Provision for loan and lease losses	978		125
Noninterest income	5,032	5,302	4,665
Noninterest expense	23,453	19,685	18,084
Earnings before income taxes	9,074	6,316	3,128
Income tax expense	3,159	2,310	1,071
Noncontrolling interest	(512)
Net earnings	5,403	4,006	2,057
Total assets	1,138,426	791,781	693,359
Operating Segments [Member] | Retail and Commercial Banking [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Interest income	27,144	22,893	19,517
Interest expense	2,746	2,471	3,128
Net interest income	24,398	20,422	16,389
Provision for loan and lease losses			125
Noninterest income	811	617	760
Noninterest expense	18,048	15,819	14,912
Earnings before income taxes	7,161	5,220	2,112
Income tax expense	2,627	1,894	685
Net earnings	4,534	3,326	1,427
Total assets	1,099,191	784,622	679,523
Operating Segments [Member] | Mortgage Division [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Interest income	410	419	435
Interest expense	123	142	152
Net interest income	287	277	283
Noninterest income	4,199	4,685	3,905
Noninterest expense	3,681	3,866	3,172
Earnings before income taxes	805	1,096	1,016
Income tax expense	306	416	386
Net earnings	499	680	630
Total assets	9,329	7,159	13,836
Operating Segments [Member] | Receivables Factoring [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Interest income	4,345
Interest expense	731
Net interest income	3,614
Provision for loan and lease losses	804
Noninterest income	22
Noninterest expense	1,724
Earnings before income taxes	1,108
Income tax expense	226
Noncontrolling interest	(512)
Net earnings	370
Total assets	105,330
Elimination Entries [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Interest income	(557)
Interest expense	(731)
Net interest income	174
Provision for loan and lease losses	174
Total assets	$ (75,424)